American Funds Strategic Bond Fund SM
American Funds Strategic Bond Fund SM
Prospectus Supplement July 1, 2019
For the following funds with prospectuses dated August 1, 2018 – June 1, 2019 (each as supplemented to date)
American Funds Strategic Bond FundSM

1. The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the corresponding tables set forth under such fund’s name below. Except as indicated below each table, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Strategic Bond Fund SM		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees		0.27%	1.00%	0.25%	0.25%	none	none	0.19%	1.00%	0.50%	0.25%	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	[1]	0.23%	0.23%	0.23%	0.27%	0.22%	0.13%	0.28%	0.28%	0.22%	0.29%	0.28%	0.23%	0.44%	0.34%	0.24%	0.19%	0.26%	0.17%	0.12%
Total annual fund operating expenses		0.95%	1.68%	0.93%	0.97%	0.67%	0.58%	0.92%	1.73%	1.17%	0.99%	0.73%	1.68%	1.64%	1.39%	1.19%	0.89%	0.71%	0.62%	0.57%
Expense reimbursement	[1],[2]	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total annual fund operating expenses after expense reimbursement		0.91%	1.64%	0.89%	0.93%	0.63%	0.54%	0.88%	1.69%	1.13%	0.95%	0.69%	1.64%	1.60%	1.35%	1.15%	0.85%	0.67%	0.58%	0.53%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least July 1, 2020. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example - American Funds Strategic Bond Fund SM - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 464	$ 267	$ 339	$ 95	$ 64	$ 55	$ 461	$ 272	$ 115	$ 345	$ 70	$ 167	$ 163	$ 137	$ 117	$ 87	$ 68	$ 59	$ 54
3 years	663	526	535	305	210	182	653	541	368	554	229	526	513	436	374	280	223	194	179
5 years	877	909	748	532	369	320	861	935	640	780	402	909	888	757	650	489	391	342	314
10 years	$ 1,494	$ 1,984	$ 1,361	$ 1,186	$ 831	$ 722	$ 1,460	$ 2,038	$ 1,417	$ 1,429	$ 903	$ 1,984	$ 1,940	$ 1,665	$ 1,440	$ 1,092	$ 879	$ 770	$ 710

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds Strategic Bond Fund SM - USD ($)	Class C	Class 529-C
1 year	$ 167	$ 172
3 years	526	541
5 years	909	935
10 years	$ 1,984	$ 2,038

Keep this supplement with your prospectus.